Net deferred tax position (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Summary of Net Deferred Tax Position
An analysis of the net deferred tax position is set forth below:

(€ million)	2020		2019	2018
Deferred taxes on:
Consolidation adjustments (intragroup margin in inventory)	1,142		1,270	1,195
Provision for pensions and other employee benefits	1,213		1,327	1,166
Remeasurement of other acquired intangible assets	(3,083)	(a)	(2,656)	(3,740)
Recognition of acquired property, plant and equipment at fair value	(27)		(33)	(31)
Equity interests in subsidiaries and investments in other entities(b)	(522)		(421)	(437)
Tax losses available for carry-forward	1,327		1,323	1,341
Stock options and other share-based payments	88		142	110
Accrued expenses and provisions deductible at the time of payment(c)	1,399		1,405	1,394
Other(d)	905		783	201
Net deferred tax asset/(liability)	2,442		3,140	1,199
(a) As of December 31, 2020, includes remeasurements of the acquired intangible assets of Bioverativ (€1,021 million), Principia (€547 million), Genzyme (€367 million) and Synthorx (€315 million).
(b) In some countries, Sanofi is liable for withholding taxes and other tax charges when dividends are distributed. Consequently, Sanofi recognizes a deferred tax liability on the reserves of French and foreign subsidiaries (approximately €47.8 billion) which it regards as likely to be distributed in the foreseeable future. In determining the amount of the deferred tax liability as of December 31, 2020, Sanofi took into account changes in the ownership structure of certain subsidiaries, and the effects of changes in the taxation of dividends in France following the ruling of the Court of Justice of the European Union in the Steria case and the resulting amendments to the 2015 Finance Act.
(c) Includes deferred tax assets related to restructuring provisions, amounting to €307 million as of December 31, 2020, €259 million as of December 31, 2019, and €218 million as of December 31, 2018.
(d) The 2019 movement in the "Other" line mainly comprises the recognition of a deferred tax asset on an internal transfer of intangible assets.

Summary of Tax Losses Available for Carry-forward
The table below shows when tax losses available for carry-forward are due to expire:

(€ million)	Tax losses available for carry-forward(a)
2021	53
2022	37
2023	36
2024	10
2025	38
2026 and later	6,341
Total as of December 31, 2020	6,515
Total as of December 31, 2019	6,401
Total as of December 31, 2018	6,100
(a) Excluding tax loss carry-forwards on asset disposals. Such carry-forwards amounted to €6 million as of December 31, 2020, and €1 million as of December 31, 2019 and December 31, 2018.